Financial Instruments and Risk Management (Details 1)	9 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares	Sep. 30, 2021 $ / shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares
Financial Instruments And Risk Management
Average rate	1.5052	1.0650	1.5767	0.8356
Year-end spot rate	1.50760	1.50760			0.97480	1.5615	1.1326